December 2020 Convertible Debenture and Warrants (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of assumptions used to measure the fair value of December 2020 Warrants on the date of issuance
	Series A	Series B	Series C
Expected term in years	7	2	7
Expected dividend yield	0%	0%	0%
Volatility	46.68%	49.61%	46.68%
Risk-free interest Rate	0.63%	0.197%	0.63%